FAIR VALUE MEASUREMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial assets:
Cash and due from banks	$ 20,151	$ 13,498
Interest-earning deposits in other banks	49,690	97,081
Federal funds sold	3,028	3,029
Investment securities available for sale	83,836	81,491
Loans, net	339,446	359,995
Accrued interest receivable	1,650	1,636
Stock in the FHLB	796	973
Other non-marketable securities	1,055	1,105
Financial liabilities:
Deposits	448,458	498,559
Short-term debt	6,305	17,848
Long-term debt	12,372	12,372
Accrued interest payable	225	281
Fair Value, Inputs, Level 1 [Member]
Financial assets:
Cash and due from banks	20,151	13,498
Interest-earning deposits in other banks	49,690	97,081
Federal funds sold	3,028	3,029
Investment securities available for sale	0	0
Loans, net	0	0
Accrued interest receivable	0	0
Stock in the FHLB	0	0
Other non-marketable securities	0	0
Financial liabilities:
Deposits	0	0
Short-term debt	0	0
Long-term debt	0	0
Accrued interest payable	0	0
Fair Value, Inputs, Level 2 [Member]
Financial assets:
Cash and due from banks	0	0
Interest-earning deposits in other banks	0	0
Federal funds sold	0	0
Investment securities available for sale	83,836	81,491
Loans, net	0	0
Accrued interest receivable	0	0
Stock in the FHLB	0	0
Other non-marketable securities	0	0
Financial liabilities:
Deposits	452,529	507,478
Short-term debt	6,305	17,848
Long-term debt	7,517	8,451
Accrued interest payable	0	0
Fair Value, Inputs, Level 3 [Member]
Financial assets:
Cash and due from banks	0	0
Interest-earning deposits in other banks	0	0
Federal funds sold	0	0
Investment securities available for sale	0	0
Loans, net	353,439	377,591
Accrued interest receivable	1,650	1,636
Stock in the FHLB	796	973
Other non-marketable securities	1,055	1,105
Financial liabilities:
Deposits	0	0
Short-term debt	0	0
Long-term debt	0	0
Accrued interest payable	225	281
Estimate of Fair Value Measurement [Member]
Financial assets:
Cash and due from banks	20,151	13,498
Interest-earning deposits in other banks	49,690	97,081
Federal funds sold	3,028	3,029
Investment securities available for sale	83,836	81,491
Loans, net	353,439	377,591
Accrued interest receivable	1,650	1,636
Stock in the FHLB	796	973
Other non-marketable securities	1,055	1,105
Financial liabilities:
Deposits	452,529	507,478
Short-term debt	6,305	17,848
Long-term debt	7,517	8,451
Accrued interest payable	$ 225	$ 281